Additional Information: Condensed Financial Statements of Parent Company (Condensed Statements of Comprehensive Income of Parent Company) (Details) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2013 CNY	Jun. 30, 2014 USD ($)		Jun. 30, 2014 CNY		Jun. 30, 2013 CNY		Jun. 30, 2012 CNY		Jun. 30, 2014 Zhaopin [Member] USD ($)	Jun. 30, 2014 Zhaopin [Member] CNY	Jun. 30, 2013 Zhaopin [Member] CNY	Jun. 30, 2012 Zhaopin [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net revenues		$ 170,503		1,057,733		866,860		772,896		$ 0	0	0	0
Cost of services		(15,371)	[1]	(95,353)	[1]	(68,489)	[1]	(60,534)	[1]	0	0	0	(19)
Gross loss		155,132		962,380		798,371		712,362		0	0	0	(19)
Operating expenses		(118,553)	[1]	(735,454)	[1]	(589,927)	[1]	(527,295)	[1]	(38)	(238)	(7,160)	(1,290)
Loss from operations		36,579		226,926		208,444		185,067		(38)	(238)	(7,160)	(1,309)
Interest expenses, net		1,181		7,328		14,672		15,257		(1,506)	(9,342)	(6,291)	(2)
Other expenses, net		275		1,709		2,869		668		(348)	(2,161)	0	0
Loss before income taxes and investments in subsidiaries and VIEs										(1,892)	(11,741)	(13,451)	(1,311)
Income tax expenses		(8,048)		(49,928)		(70,156)		(30,243)		0	0	(22,410)	0
Share of income from investments in subsidiaries and VIEs										31,856	197,631	191,694	172,028
Net income		29,964		185,890		155,833		170,717		29,964	185,890	155,833	170,717
Less: Deemed dividend to a preferred shareholder	(265,032)	0		0		(265,032)		0		0	0	(265,032)	0
Income allocated to participating preferred shareholders		(114)		(708)		0		(166,764)		(114)	(708)	0	(166,764)
Net income/(loss) attributable to ordinary shareholders		29,850		185,182		(109,199)		3,953		29,850	185,182	(109,199)	3,953
Comprehensive income:
Net income		29,964		185,890		155,833		170,717		29,964	185,890	155,833	170,717
Foreign currency translation adjustment, net of tax		160		992		8,911		(555)		160	992	8,911	(555)
Total comprehensive income		$ 30,124		186,882		164,744		170,162		$ 30,124	186,882	164,744	170,162

[1]	(1) Share-based compensation expenses were allocated to cost of services and operating expenses as follows: Cost of services 345 239 102 16 Sales and marketing expenses 1,664 1,555 678 109 General and administrative expenses 6,243 3,911 29,463 4,749